Segment reporting	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segment reporting	Segment reporting
The information provided to our chief operating decision maker, the Chief Executive Officer, to review our performance and allocate resources is aggregated by vessel class. We do not monitor performance by geographical areas as our vessels regularly move between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable. The accounting policies applied to each of the reportable segments are the same as our accounting policies described in Note 1 and there are no differences between the measurement principles used for segment reporting and those applied to the consolidated financial statements.

Information about our reportable segments for the years ended December 31, 2025, 2024, and 2023 is as follows:

For the year ended December 31, 2025

In thousands of U.S. dollars	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$115,632	$444,313	$378,277	$938,222	$—	$938,222
Vessel operating costs	(37,685)	(121,034)	(129,151)	(287,870)	—	(287,870)
Voyage expenses	(8,564)	(20,236)	(8,113)	(36,913)	—	(36,913)
Depreciation - vessels and drydock	(21,988)	(79,939)	(78,408)	(180,335)	—	(180,335)
General and administrative expenses	(1,693)	(3,748)	(4,777)	(10,218)	(113,188)	(123,406)
Gain on sale of vessels	—	14,963	30,523	45,486	—	45,486
Financial expenses	—	—	—	—	(80,131)	(80,131)
Financial income	—	—	—	—	21,891	21,891
Income from joint venture	—	—	—	—	4,104	4,104
Dividend income and fair value gain on financial assets measured at fair value through profit or loss	—	—	—	—	41,123	41,123
Other income and (expenses), net	151	1,278	1,302	2,731	(610)	2,121
Segment income or loss	$45,853	$235,597	$189,653	$471,103	$(126,811)	$344,292
For the year ended December 31, 2024

In thousands of U.S. dollars	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$120,542	$571,422	$551,987	$1,243,951	$—	$1,243,951
Vessel operating costs	(39,174)	(127,540)	(152,433)	(319,147)	—	(319,147)
Voyage expenses	(3,998)	(15,504)	(10,869)	(30,371)	—	(30,371)
Depreciation - vessels and drydock	(20,423)	(80,191)	(84,705)	(185,319)	—	(185,319)
General and administrative expenses	(1,211)	(3,260)	(4,441)	(8,912)	(112,136)	(121,048)
Gain on sale of vessels	—	26,326	150,211	176,537	—	176,537
Financial expenses	—	—	—	—	(109,539)	(109,539)
Financial income	—	—	—	—	15,947	15,947
Income from joint venture	—	—	—	—	7,664	7,664
Dividend income and fair value loss on financial assets measured at fair value through profit or loss	—	—	—	—	(11,176)	(11,176)
Other income and (expenses), net	—	1,469	166	1,635	(360)	1,275
Segment income or loss	$55,736	$372,722	$449,916	$878,374	$(209,600)	$668,774
For the year ended December 31, 2023

In thousands of U.S. dollars	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$154,586	$530,736	$655,900	$1,341,222	$—	$1,341,222
Vessel operating costs	(37,940)	(114,595)	(163,047)	(315,582)	—	(315,582)
Voyage expenses	(3,712)	(5,536)	(3,995)	(13,243)	—	(13,243)
Depreciation - vessels and drydock	(20,654)	(76,383)	(81,222)	(178,259)	—	(178,259)
Depreciation - right of use assets for vessels	—	(4,910)	(19,334)	(24,244)	—	(24,244)
General and administrative expenses	(1,432)	(3,876)	(4,748)	(10,056)	(96,199)	(106,255)
Write-off of deposits on scrubbers	—	—	(10,508)	(10,508)	—	(10,508)
Gain on sale of vessels	—	—	12,019	12,019	—	12,019
Financial expenses	—	—	—	—	(183,231)	(183,231)
Financial income	—	—	617	617	18,495	19,112
Income from joint venture	—	—	—	—	5,950	5,950
Other expenses, net	—	—	—	—	(83)	(83)
Segment income or loss	$90,848	$325,436	$385,682	$801,966	$(255,068)	$546,898
Revenue from customers representing greater than 10% of total revenue during the years ended December 31, 2025, 2024, and 2023, within their respective segments was as follows:

In thousands of U.S. dollars		For the year ended December 31,
Segment	Customer	2025	2024	2023
MR	Scorpio MR Pool Limited (1)	$323,088	$497,003	$605,442
LR2	Scorpio LR2 Pool Limited (1)	302,048	416,014	405,244
Handymax	Scorpio Handymax Tanker Pool Limited (1)	108,999	118,432	135,481
		$734,135	$1,031,449	$1,146,167

(1)These customers are related parties as described in Note 17.